Significant Event After the Reporting Period - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2018 TWD ($)	Feb. 28, 2018 CNY (¥)	Mar. 31, 2017 TWD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of events after reporting period [line items]
Proceeds from ownership interest disposed			$ 412,000
Corporate income tax rate					17.00%
Undistributed earnings rate					10.00%
Disposal of major subsidiary [member] | SPIL (Cayman) Holding Limited [member] | Siliconware Technology (Suzhou) Limited [member]
Disclosure of events after reporting period [line items]
Percentage of ownership disposed in subsidiary	30.00%	30.00%
Proceeds from ownership interest disposed	$ 4,675,542	¥ 1,026,000
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of events after reporting period [line items]
Corporate income tax rate				20.00%
Undistributed earnings rate				5.00%